Hedging - Derivative Assets and Liabilities Table (Details) (Derivatives designated as hedging instruments, USD $) In Thousands, unless otherwise specified	3 Months Ended
	Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012
Currency Hedge Portfolio
Change in Fair Value of Derivative Assets and Liabilities [Roll Forward]
Balance at beginning of year	$ (3,439)		$ (3,125)		$ (23,215)		$ (2,527)		$ 0		$ 5,232
Realized (gains) losses included in net income	3,568		4,766		5,601		1,018		(53)		(4,381)
Transfers	0	[1]			7,638	[1]	0	[1]			0	[1]
Purchases, net	314	[2]	62	[2]	541	[2]	0	[2]	850	[2]	0	[2]
Changes in fair value	(10,180)		(5,142)		6,310		(14,109)		(3,324)		(851)
Balance at end of year	(9,737)		(3,439)		(3,125)		(15,618)		(2,527)		0
Bunker Fuel Forward Contracts
Change in Fair Value of Derivative Assets and Liabilities [Roll Forward]
Balance at beginning of year	(2,203)		7,621		8,572		4,322		28,711		14,754
Realized (gains) losses included in net income	(1,908)		(2,151)		(2,839)		(3,822)		(4,139)		(5,514)
Transfers	193	[1]			0	[1]	0	[1]			0	[1]
Purchases, net	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
Changes in fair value	3,888		(7,673)		1,888		12,551		(20,250)		19,471
Balance at end of year	$ (30)		$ (2,203)		$ 7,621		$ 13,051		$ 4,322		$ 28,711

[1]	Represents the fair value at the transfer date of positions where hedge accounting was terminated. See discussion above.
[2]	Purchases represent the cash premiums paid upon the purchase of euro put options or received upon the sale of euro call options. Bunker fuel and currency forward contracts require no up-front cash payment and have an initial fair value of zero; settlements on the forward contracts (swaps) occur upon their maturity.